Commitments	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Commitments
36	COMMITMENTS

(a) Operating lease commitments

Operating lease commitments of the Group are mainly for leasing of land, buildings and equipment. Leases range from 1 to 50 years and usually do not contain renewal options. Future minimum lease payments as of December 31, 2018 and 2017 under non-cancellable operating leases are as follows:

	December 31, 2018	December 31, 2017
	RMB	RMB
No later than 1 year	12,664	11,519
Later than 1 year and no later than 5 years	39,222	37,033
Later than 5 years	176,049	180,833

	227,935	229,385

(b) Capital commitments

At December 31, 2018, the Group’s capital commitments contracted but not provided for mainly relating to property, plant and equipment were RMB 41,989 (December 31, 2017: RMB 70,563).

The operating lease and capital commitments above are transactions mainly with CNPC and its fellow subsidiaries.

(c) Exploration and production licenses

The Company is obligated to make annual payments with respect to its exploration and production licenses to the Ministry of Natural Resources. Payments incurred were RMB 650 for the year ended December 31, 2018 (2017: RMB 609, 2016: RMB 639).

According to the current policy, estimated annual payments for the next five years are as follows:

	December 31, 2018	December 31, 2017
	RMB	RMB
Within one year	800	800
Between one and two years	800	800
Between two and three years	800	800
Between three and four years	800	800
Between four and five years	800	800